Aristotle Core Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 40.2%	Par	Value
Communications - 0.9%
AT&T, Inc.
3.50%, 09/15/2053	$4,865,000	$3,278,909
3.85%, 06/01/2060	4,550,000	3,156,181
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	3,085,824
3.85%, 04/01/2061	2,000,000	1,206,648
T-Mobile USA, Inc.
5.20%, 01/15/2033	3,000,000	2,970,827
5.05%, 07/15/2033	7,200,000	7,052,816
Verizon Communications, Inc.
3.40%, 03/22/2041	7,550,000	5,714,074
5.50%, 02/23/2054	1,900,000	1,819,976
		28,285,255

Consumer Discretionary - 3.3%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	12,000,000	11,358,597
American Airlines Group, Inc.
3.60%, 09/22/2027	4,539,580	4,372,368
3.20%, 06/15/2028	4,935,910	4,680,385
Series A, 2.88%, 07/11/2034	4,296,823	3,703,464
Series AA, 3.15%, 02/15/2032	1,717,302	1,565,735
Series B, 3.95%, 07/11/2030	1,066,000	989,144
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	4,000,000	3,969,909
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	10,071,498	9,499,867
British Airways PLC
Series 2019-1, 3.30%, 12/15/2032 (a)	4,946,984	4,572,430
Series A, 4.25%, 11/15/2032 (a)	1,884,412	1,792,300
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	2,488,848	2,413,041
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50%, 10/20/2025 (a)	1,333,451	1,325,508
4.75%, 10/20/2028 (a)	2,000,000	1,973,856
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,475,000	4,406,794
4.54%, 08/01/2026	1,725,000	1,706,868
2.70%, 08/10/2026	2,225,000	2,138,411
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)	2,000,000	1,886,529
Hyatt Hotels Corp., 5.38%, 12/15/2031	3,650,000	3,634,756
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	2,250,000	2,265,802
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (a)	5,950,000	5,856,639
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%, 05/01/2028	1,087,077	998,178
United Airlines, Inc.
5.80%, 01/15/2036	12,346,830	12,594,539
5.45%, 02/15/2037	2,300,000	2,304,159
Series 2019-1, 4.15%, 08/25/2031	850,886	814,893
Series AA, 3.50%, 03/01/2030	9,904,265	9,250,386
		100,074,558

Consumer Staples - 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	5,000,000	5,016,624
J M Smucker Co., 6.20%, 11/15/2033	9,200,000	9,705,350
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	3,000,000	2,503,052
5.75%, 04/01/2033	727,000	724,152
6.75%, 03/15/2034	7,660,000	8,104,115
		26,053,293

Energy - 3.1%
Cheniere Energy Partners LP, 4.50%, 10/01/2029	4,000,000	3,875,436
DT Midstream, Inc., 5.80%, 12/15/2034 (a)	4,000,000	4,030,736
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	6,100,000	5,759,605
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,650,000	1,654,805
7.38%, 02/01/2031 (a)	4,800,000	5,024,357
5.75%, 02/15/2033	4,800,000	4,869,014
5.55%, 05/15/2034	2,250,000	2,239,952
5.60%, 09/01/2034	6,500,000	6,498,548
5.00%, 05/15/2044 (b)	4,000,000	3,449,988
MPLX LP
5.50%, 06/01/2034	14,000,000	13,807,044
4.95%, 03/14/2052	1,750,000	1,472,219
5.65%, 03/01/2053	4,850,000	4,524,666
Petroleos Mexicanos
6.88%, 08/04/2026	7,750,000	7,621,582
6.50%, 03/13/2027	3,625,000	3,507,508
Targa Resources Corp., 6.50%, 03/30/2034	6,850,000	7,241,388
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	7,250,000	6,600,546
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)	4,075,000	3,746,852
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	10,000,000	10,471,290
		96,395,536

Financials - 17.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/30/2032	4,100,000	3,573,879
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	7,800,000	8,031,304
Air Lease Corp., 3.00%, 02/01/2030	6,000,000	5,420,098
Arthur J Gallagher & Co., 5.15%, 02/15/2035	4,200,000	4,096,975
Atlas Warehouse Lending Co. LP, 6.25%, 01/15/2030 (a)	10,750,000	10,689,546
Avolon Holdings Funding Ltd., 4.25%, 04/15/2026 (a)	1,350,000	1,334,587
Banco Mercantil del Norte SA/Grand Cayman
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (a)	1,324,000	1,300,742
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	2,001,000	2,014,465
8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (a)	9,700,000	9,689,683
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/2029 (a)	6,400,000	6,384,000
Bank of America Corp.
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	7,000,000	7,034,354
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035	5,800,000	5,808,973
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035	15,000,000	14,674,075
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	4,700,000	3,831,336
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	9,000,000	7,977,815
Barclays PLC, 9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	3,250,000	3,584,331
BBVA Bancomer SA/Texas, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	7,000,000	7,146,237
Block, Inc.
2.75%, 06/01/2026	4,000,000	3,857,455
3.50%, 06/01/2031	5,000,000	4,406,551
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	7,500,000	7,578,671
Citibank NA, 5.57%, 04/30/2034	5,250,000	5,313,784
Citigroup, Inc.
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	2,050,000	1,709,897
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033	3,000,000	3,146,878
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	9,000,000	9,172,428
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	3,000,000	2,986,737
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	6,000,000	5,717,682
Credit Agricole SA, 6.70% to 09/23/2034 then USISSO05 + 3.60%, Perpetual (a)	6,050,000	5,820,259
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	6,200,000	6,226,775
Extra Space Storage LP, 5.40%, 02/01/2034	5,800,000	5,747,558
Fiserv, Inc.
5.60%, 03/02/2033	8,200,000	8,309,001
5.15%, 08/12/2034	11,600,000	11,342,469
GLP Capital LP / GLP Financing II, Inc.
5.38%, 04/15/2026	3,000,000	3,002,070
3.25%, 01/15/2032	8,700,000	7,478,205
5.63%, 09/15/2034	10,650,000	10,486,425
6.25%, 09/15/2054	3,850,000	3,845,212
Goldman Sachs Group, Inc.
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	5,000,000	4,942,986
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	5,850,000	6,117,430
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	7,950,000	6,777,593
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	4,075,000	3,397,601
6.13% to 11/10/2034 then 10 yr. CMT Rate + 2.40%, Perpetual	4,300,000	4,255,342
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	8,150,000	8,307,487
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035	6,350,000	6,080,901
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,500,000	1,359,332
2.90%, 12/15/2031	5,400,000	4,596,913
5.70%, 07/01/2034	8,550,000	8,541,117
JPMorgan Chase & Co.
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	4,400,000	4,605,649
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	5,600,000	5,712,296
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	4,000,000	4,229,427
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	16,500,000	16,885,156
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	12,750,000	12,620,335
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	12,000,000	11,566,686
Kite Realty Group LP
4.95%, 12/15/2031	10,000,000	9,734,664
5.50%, 03/01/2034	4,450,000	4,429,008
Liberty Mutual Group, Inc., 4.30%, 02/01/2061 (a)	3,650,000	2,257,926
Lloyds Banking Group PLC, 6.75% to 09/27/2031 then 5 yr. CMT Rate + 3.15%, Perpetual	5,900,000	5,657,523
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052 (a)	4,700,000	4,506,815
Morgan Stanley
5.04% to 07/19/2029 then SOFR + 1.22%, 07/19/2030	5,250,000	5,233,511
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	10,000,000	10,194,977
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	16,500,000	13,426,814
Nasdaq, Inc., 5.95%, 08/15/2053	4,150,000	4,191,139
Northwestern Mutual Life Insurance Co., 3.85%, 09/30/2047 (a)	4,600,000	3,452,762
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	9,000,000	8,484,594
PNC Financial Services Group, Inc.
6.25% to 03/15/2030 then H157 yr. CMT Rate + 2.81%, Perpetual	4,050,000	4,098,252
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	6,500,000	7,097,941
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	2,600,000	2,631,192
5.40% to 07/23/2034 then SOFR + 1.60%, 07/23/2035	4,950,000	4,914,056
Royal Bank of Canada, 6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	13,200,000	12,653,579
State Street Corp., 6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	8,600,000	8,791,402
Sumitomo Mitsui Financial Group, Inc., 5.42%, 07/09/2031	14,000,000	14,168,464
Sun Communities Operating LP, 5.70%, 01/15/2033	3,750,000	3,736,874
UBS Group AG
6.85% to 03/10/2030 then USISSO05 + 3.63%, Perpetual (a)	6,250,000	6,197,351
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	9,450,000	9,867,728
Ventas Realty LP, 5.00%, 01/15/2035	6,400,000	6,118,625
VICI Properties LP
5.13%, 11/15/2031	7,000,000	6,833,021
5.13%, 05/15/2032	2,400,000	2,338,554
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027 (a)	2,250,000	2,184,657
4.63%, 12/01/2029 (a)	14,581,000	13,982,454
Wells Fargo & Co.
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	4,450,000	4,402,411
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	5,500,000	5,494,807
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	9,825,000	9,788,077
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035	9,700,000	9,537,643
		525,143,529

Health Care - 1.8%
Cigna Group, 6.13%, 11/15/2041	4,000,000	4,078,892
Elevance Health, Inc., 5.65%, 06/15/2054	5,830,000	5,591,372
IQVIA, Inc., 5.70%, 05/15/2028	5,600,000	5,667,200
Laboratory Corp. of America Holdings, 4.80%, 10/01/2034	9,550,000	9,055,361
UnitedHealth Group, Inc.
4.75%, 05/15/2052	3,750,000	3,215,937
5.05%, 04/15/2053	6,000,000	5,406,919
5.75%, 07/15/2064	9,500,000	9,238,817
Universal Health Services, Inc.
4.63%, 10/15/2029	7,200,000	6,951,922
2.65%, 10/15/2030	4,450,000	3,825,823
2.65%, 01/15/2032	3,325,000	2,722,116
		55,754,359

Industrials - 2.2%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	10,550,000	10,524,928
Boeing Co.
6.53%, 05/01/2034	5,250,000	5,502,676
6.86%, 05/01/2054	700,000	744,701
Flowserve Corp., 2.80%, 01/15/2032	7,673,000	6,533,899
HEICO Corp., 5.35%, 08/01/2033	10,300,000	10,281,388
Keysight Technologies, Inc., 4.95%, 10/15/2034	6,500,000	6,256,009
nVent Finance Sarl
2.75%, 11/15/2031	4,300,000	3,619,693
5.65%, 05/15/2033	4,350,000	4,350,799
Quanta Services, Inc., 5.25%, 08/09/2034	5,200,000	5,083,729
Regal Rexnord Corp., 6.40%, 04/15/2033	5,000,000	5,161,379
Veralto Corp., 5.45%, 09/18/2033	2,400,000	2,409,717
Weir Group PLC, 2.20%, 05/13/2026 (a)	7,950,000	7,649,273
		68,118,191

Materials - 0.6%
Sonoco Products Co., 5.00%, 09/01/2034	14,100,000	13,381,552
Vale Overseas Ltd., 6.40%, 06/28/2054	4,550,000	4,477,997
		17,859,549

Technology - 2.1%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	5,000,000	4,744,422
Broadcom, Inc., 3.14%, 11/15/2035 (a)	7,500,000	6,128,209
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	10,300,000	9,905,513
Intel Corp.
4.75%, 03/25/2050	4,900,000	3,792,241
5.70%, 02/10/2053	5,800,000	5,133,196
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	6,500,000	5,638,237
Oracle Corp., 5.50%, 09/27/2064	21,000,000	19,232,870
Roper Technologies, Inc., 4.90%, 10/15/2034	10,500,000	10,104,187
		64,678,875

Utilities - 8.3%
AES Corp.
5.45%, 06/01/2028	3,000,000	3,017,341
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	2,950,000	3,031,489
American Electric Power Co., Inc., 5.63%, 03/01/2033	4,700,000	4,750,551
Boston Gas Co., 6.12%, 07/20/2053 (a)	2,600,000	2,565,358
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (a)	3,725,000	3,687,608
CenterPoint Energy, Inc., 6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	17,000,000	16,948,412
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	2,600,000	2,752,058
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055	7,450,000	7,592,772
DPL, Inc., 4.35%, 04/15/2029	1,350,000	1,258,643
DTE Energy Co., 5.85%, 06/01/2034	6,700,000	6,882,326
Duke Energy Corp., 6.10%, 09/15/2053	5,250,000	5,340,607
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	3,000,000	2,943,206
Duke Energy Progress NC Storm Funding LLC, 2.39%, 07/01/2037	5,350,000	4,293,403
Edison International
5.00% to 03/15/2027 then 5 yr. CMT Rate + 3.90%, Perpetual	13,439,000	13,132,952
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	12,000,000	12,402,204
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	7,000,000	7,015,499
Exelon Corp., 5.45%, 03/15/2034	7,850,000	7,838,028
Georgia Power Co., 5.25%, 03/15/2034	6,000,000	5,956,794
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (a)	1,350,000	1,330,132
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,400,000	2,264,105
KeySpan Gas East Corp., 3.59%, 01/18/2052 (a)	2,850,000	1,902,205
National Grid PLC, 5.81%, 06/12/2033	3,950,000	4,031,307
Nevada Power Co., 5.90%, 05/01/2053	2,950,000	2,963,988
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029 (a)	7,000,000	7,167,481
NiSource, Inc.
5.35%, 04/01/2034	5,000,000	4,962,055
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	4,850,000	4,949,951
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054 (a)	7,500,000	7,315,555
Pacific Gas and Electric Co., 5.90%, 10/01/2054	4,000,000	3,950,620
PacifiCorp
5.30%, 02/15/2031	7,000,000	7,065,460
5.50%, 05/15/2054	2,000,000	1,871,337
PG&E Energy Recovery Funding LLC, 2.28%, 01/15/2036	2,400,000	1,889,477
PG&E Recovery Funding LLC, 5.53%, 06/01/2049	12,000,000	11,938,765
Piedmont Natural Gas Co., Inc., 5.05%, 05/15/2052	1,750,000	1,537,335
PPL Capital Funding, Inc., 5.25%, 09/01/2034	6,800,000	6,698,580
Sempra
3.80%, 02/01/2038	6,000,000	4,964,578
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	5,000,000	4,796,407
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	7,100,000	7,057,583
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	3,650,000	3,699,890
Southern California Gas Co., 5.60%, 04/01/2054	12,200,000	11,938,451
Southern Co. Gas Capital Corp., 4.95%, 09/15/2034	4,000,000	3,874,073
Southwestern Electric Power Co., 5.30%, 04/01/2033	5,000,000	4,947,390
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)	1,695,640	1,642,195
Virginia Electric and Power Co.
5.00%, 04/01/2033	2,650,000	2,594,917
5.00%, 01/15/2034	4,300,000	4,184,836
5.55%, 08/15/2054	7,550,000	7,307,839
Vistra Operations Co. LLC
6.95%, 10/15/2033 (a)	9,400,000	10,138,304
5.70%, 12/30/2034 (a)	5,350,000	5,297,195
		255,691,262
TOTAL CORPORATE BONDS (Cost $1,263,860,895)		1,238,054,407

U.S. TREASURY SECURITIES - 21.9%	Par	Value
United States Treasury Note/Bond
4.25%, 06/30/2029	8,000,000	7,957,591
0.63%, 05/15/2030	20,000,000	16,415,404
4.38%, 11/30/2030	14,000,000	13,952,312
1.13%, 02/15/2031	25,000,000	20,637,050
4.25%, 06/30/2031	12,000,000	11,851,915
3.63%, 09/30/2031	15,000,000	14,257,424
2.88%, 05/15/2032	27,000,000	24,255,617
2.75%, 08/15/2032	27,000,000	23,952,825
3.50%, 02/15/2033	20,000,000	18,611,332
3.38%, 05/15/2033	19,000,000	17,465,024
3.88%, 08/15/2033	34,000,000	32,369,081
4.50%, 11/15/2033	36,000,000	35,848,290
4.00%, 02/15/2034	35,750,000	34,236,761
4.38%, 05/15/2034	23,000,000	22,653,653
3.88%, 08/15/2034	40,000,000	37,834,031
4.25%, 11/15/2034	33,000,000	32,142,485
1.13%, 05/15/2040	14,500,000	8,730,087
1.75%, 08/15/2041	22,000,000	14,254,755
4.00%, 11/15/2042	11,500,000	10,351,910
4.75%, 11/15/2043	5,000,000	4,938,442
4.50%, 02/15/2044	19,500,000	18,618,248
4.63%, 05/15/2044	5,000,000	4,848,849
4.13%, 08/15/2044	12,000,000	10,863,387
3.00%, 11/15/2044	13,000,000	9,870,268
4.63%, 11/15/2044	15,000,000	14,547,664
2.50%, 02/15/2046	3,500,000	2,394,531
2.50%, 05/15/2046	3,000,000	2,043,751
2.25%, 08/15/2046	7,550,000	4,876,340
2.75%, 11/15/2047	2,000,000	1,404,030
1.25%, 05/15/2050	9,000,000	4,269,577
1.38%, 08/15/2050	6,500,000	3,171,816
2.00%, 08/15/2051	30,000,000	17,150,496
1.88%, 11/15/2051	10,500,000	5,794,060
2.25%, 02/15/2052	16,500,000	10,007,475
2.88%, 05/15/2052	9,500,000	6,645,878
3.00%, 08/15/2052	14,000,000	10,048,358
3.63%, 02/15/2053	12,000,000	9,753,636
3.63%, 05/15/2053	16,000,000	13,011,435
4.13%, 08/15/2053	34,000,000	30,292,512
4.75%, 11/15/2053	26,900,000	26,620,419
4.25%, 02/15/2054	50,000,000	45,628,138
4.25%, 08/15/2054	9,000,000	8,220,917
4.50%, 11/15/2054	11,000,000	10,489,427
TOTAL U.S. TREASURY SECURITIES (Cost $731,248,475)		673,287,201

BANK LOANS - 14.2%	Par	Value
Consumer Discretionary - 5.7%
1011778 BC ULC, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 09/23/2030	9,950,000	9,914,777
Allied Universal Holdco LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 05/15/2028	4,246,825	4,265,979
Beacon Roofing Supply, Inc., Senior Secured First Lien, 6.36% (1 mo. SOFR US + 2.00%), 05/19/2028	6,851,260	6,883,701
Belron Finance 2019 LLC, Senior Secured First Lien, 7.27% (3 mo. SOFR US + 2.75%), 10/16/2031	8,000,000	8,086,280
Caesars Entertainment, Inc., Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 02/06/2031	15,422,500	15,475,476
Carnival Corp., Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 10/18/2028	6,933,000	6,991,515
Chariot Buyer LLC, Senior Secured First Lien, 7.81% (1 mo. SOFR US + 3.25%), 11/03/2028	11,846,756	11,931,934
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.85% (3 mo. SOFR US + 5.00%), 09/18/2026	2,407,144	2,417,434
Grant Thornton LLP/Chicago, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.25%), 05/30/2031	10,972,500	10,988,630
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.19% (1 mo. SOFR US + 1.75%), 11/08/2030	6,500,000	6,540,657
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 2.50%), 08/02/2028	5,003,397	5,028,114
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 04/01/2031	7,725,000	7,734,656
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 6.36% (1 mo. SOFR US + 2.00%), 12/04/2031	19,754,755	19,746,557
Six Flags Entertainment Corp., Senior Secured First Lien, 6.36% (3 mo. SOFR US + 2.00%), 05/01/2031	14,925,000	14,990,297
Stars Group Holdings BV, Senior Secured First Lien, 6.08% (3 mo. SOFR US + 1.75%), 11/25/2030	7,443,750	7,436,790
United Airlines, Inc., Senior Secured First Lien, 6.63% (3 mo. SOFR US + 2.00%), 02/24/2031	6,680,000	6,710,427
Wand NewCo 3, Inc., Senior Secured First Lien
7.61% (1 mo. SOFR US + 3.25%), 01/30/2031	9,779,833	9,832,057
7.61% (3 mo. SOFR US + 3.25%), 01/30/2031	5,886,589	5,918,024
Whatabrands LLC, Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 08/03/2028	14,962,406	15,016,345
		175,909,650

Energy - 0.2%
Buckeye Partners LP, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 11/02/2026	6,600,422	6,608,210

Financials - 3.6%
AssuredPartners, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 02/14/2031	17,148,425	17,204,672
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.12% (1 mo. SOFR US + 1.75%), 06/22/2028	14,385,097	14,394,303
Boost Newco Borrower LLC, Senior Secured First Lien, 6.83% (3 mo. SOFR US + 2.50%), 01/31/2031	12,500,000	12,591,188
BroadStreet Partners, Inc., Senior Secured First Lien
7.36% (1 mo. SOFR US + 3.00%), 06/13/2031	461,964	464,085
7.36% (1 mo. SOFR US + 3.00%), 06/16/2031	4,513,036	4,533,751
CoreLogic, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 06/02/2028	8,091,809	8,004,377
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.08% (3 mo. SOFR US + 3.75%), 04/09/2027	15,348,925	15,046,782
Delos Aircraft DAC, Senior Secured First Lien, 6.08% (3 mo. SOFR US + 1.75%), 10/29/2027	8,375,000	8,422,109
HUB International Ltd., Senior Secured First Lien, 7.37% (3 mo. SOFR US + 2.75%), 06/20/2030	16,403,933	16,524,009
SBA Senior Finance II LLC, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 01/27/2031	8,616,004	8,625,309
USI, Inc./NY, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 11/22/2029	4,699,857	4,698,118
		110,508,703

Health Care - 0.2%
Medline Borrower LP, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 10/23/2028	6,328,187	6,357,677

Industrials - 2.1%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 12/26/2028	6,965,000	7,012,188
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.61% (1 mo. SOFR US + 2.25%), 10/31/2031	11,047,778	11,112,518
6.61% (1 mo. SOFR US + 2.25%), 10/31/2031	4,202,222	4,226,847
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.19% (3 mo. SOFR US + 2.75%), 11/23/2029	6,912,806	6,960,332
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.78% (6 mo. SOFR US + 4.50%), 02/15/2029	11,128,661	11,236,498
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	3,136,262	3,162,936
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	1,801,550	1,816,872
TransDigm, Inc., Senior Secured First Lien, 6.83% (3 mo. SOFR US + 2.50%), 02/28/2031	17,767,517	17,817,976
		63,346,167

Materials - 0.2%
Proampac PG Borrower LLC, Senior Secured First Lien
8.52% (3 mo. SOFR US + 4.00%), 09/15/2028	2,609,414	2,620,830
8.66% (3 mo. SOFR US + 4.00%), 09/15/2028	3,999,431	4,016,928
		6,637,758

Technology - 2.2%
Applied Systems, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 02/24/2031	2,903,441	2,934,958
Central Parent LLC, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 07/06/2029	22,969,925	22,695,779
Dun & Bradstreet Corp., Senior Secured First Lien, 6.59% (1 mo. SOFR US + 2.25%), 01/18/2029	15,899,900	15,929,712
Epicor Software, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 05/30/2031	8,000,000	8,067,080
Polaris Newco LLC, Senior Secured First Lien, 8.96% (3 mo. SOFR US + 4.00%), 06/05/2028	3,939,086	3,951,159
UKG, Inc., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.00%), 02/10/2031	14,934,287	15,058,316
		68,637,004
TOTAL BANK LOANS (Cost $436,265,931)		438,005,169

MORTGAGE-BACKED SECURITIES - 9.4%	Par	Value
Fannie Mae or Freddie Mac, 5.50%, 01/15/2041 (c)	20,000,000	19,738,096
Federal Home Loan Mortgage Corp.
Pool SB8224, 5.50%, 04/01/2038	2,519,872	2,537,846
Pool SB8231, 5.50%, 05/01/2038	4,049,185	4,078,068
Pool SB8279, 6.00%, 01/01/2039	4,754,994	4,836,690
Pool SD8225, 3.00%, 07/01/2052	15,971,644	13,603,370
Pool SD8288, 5.00%, 01/01/2053	3,286,991	3,175,221
Pool SD8324, 5.50%, 05/01/2053	5,199,677	5,141,325
Pool SD8331, 5.50%, 06/01/2053	3,476,997	3,436,604
Pool SD8344, 6.50%, 07/01/2053	2,918,433	2,986,116
Pool SD8367, 5.50%, 10/01/2053	13,471,881	13,316,313
Pool SD8440, 6.50%, 06/01/2054	4,331,162	4,423,191
Federal National Mortgage Association
Pool FS3825, 4.50%, 04/01/2050	4,909,411	4,686,939
Pool FS5365, 3.00%, 02/01/2050	5,309,215	4,609,711
Pool FS5749, 6.50%, 09/01/2053	18,967,496	19,411,469
Pool MA4992, 5.00%, 04/01/2038	4,076,721	4,063,301
Pool MA5029, 5.50%, 05/01/2038	1,379,254	1,390,249
Pool MA5073, 6.00%, 07/01/2053	21,225,016	21,349,044
Pool MA5107, 5.50%, 08/01/2053	5,280,317	5,216,552
Pool MA5108, 6.00%, 08/01/2053	20,464,138	20,587,741
Pool MA5139, 6.00%, 09/01/2053	10,767,586	10,829,318
Pool MA5140, 6.50%, 09/01/2053	3,906,638	3,996,690
Pool MA5166, 6.00%, 10/01/2053	3,335,236	3,354,357
Pool MA5268, 6.00%, 02/01/2039	3,502,169	3,562,342
Pool MA5389, 6.00%, 06/01/2054	5,440,976	5,476,628
Pool MA5390, 6.50%, 06/01/2054	5,224,549	5,335,009
Pool MA5480, 5.50%, 09/01/2044	27,686,350	27,531,034
Pool MA5503, 5.50%, 10/01/2044	22,855,321	22,792,909
Pool MA5540, 5.50%, 11/01/2044	5,829,308	5,813,390
Pool MA5586, 5.50%, 01/01/2055	13,725,000	13,551,863
Ginnie Mae II Pool
Pool MA8148, 3.00%, 07/20/2052	15,432,563	13,413,559
Pool MA8492, 6.00%, 12/20/2052	4,767,742	4,824,391
Pool MA8949, 6.00%, 06/20/2053	3,699,157	3,741,955
Pool MA9242, 6.00%, 10/20/2053	7,699,725	7,760,372
TOTAL MORTGAGE-BACKED SECURITIES (Cost $291,779,664)		290,571,663

ASSET-BACKED SECURITIES - 7.6%	Par	Value
Ally Auto Receivables Trust
Series 2022-1, Class A3, 3.31%, 11/15/2026	462,885	460,873
Series 2023-1, Class A2, 5.76%, 11/15/2026	616,720	617,412
Series 2023-1, Class A3, 5.46%, 05/15/2028	2,000,000	2,018,652
American Airlines Group, Inc., Series 2012-2, 4.63%, 06/03/2025	1,292,491	1,285,393
American Express Travel Related Services Co., Inc., Series 2024-2, Class A, 5.24%, 04/15/2031	5,000,000	5,109,665
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C, 0.89%, 10/19/2026	1,169,931	1,159,940
Series 2021-3, Class C, 1.41%, 08/18/2027	3,500,000	3,377,660
Series 2023-2, Class A2, 6.19%, 04/19/2027	2,003,889	2,013,900
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026 (a)	239,381	239,623
Chase Card Funding LLC
Series 2023-A2, Class A, 5.08%, 09/15/2030	5,700,000	5,789,066
Series 2024-A2, Class A, 4.63%, 01/15/2031	7,200,000	7,189,488
Crockett Partners Equipment Co. II LLC, Series 2024-2M, Class A, 5.70%, 12/20/2032 (a)	2,700,000	2,693,786
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031 (a)	2,000,000	1,993,387
Series 2021-2, Class A, 1.53%, 05/15/2034 (a)	1,050,000	992,593
Series 2022-1, Class A, 3.88%, 11/15/2034 (a)	3,250,000	3,194,807
Series 2022-A, Class A3, 1.29%, 06/15/2026	101,436	100,635
Series 2022-D, Class A3, 5.27%, 05/17/2027	1,382,878	1,387,804
Series 2023-2, Class A, 5.28%, 02/15/2036 (a)	6,000,000	6,116,971
Series 2023-A, Class A2A, 5.14%, 03/15/2026	68,743	68,735
Series 2023-B, Class A2A, 5.57%, 06/15/2026	1,630,558	1,633,225
Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(b)	9,975,000	9,993,341
Ford Motor Co., Series 2018-1, Class A, 3.19%, 07/15/2031 (a)	4,000,000	3,996,150
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A3, 1.26%, 11/16/2026	448,421	443,738
Series 2023-2, Class A2A, 5.10%, 05/18/2026	88,186	88,189
GM Financial Revolving Receivables Trust
Series 2023-1, Class A, 5.12%, 04/11/2035 (a)	4,100,000	4,174,964
Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	3,650,000	3,791,088
Series 2024-1, Class A, 4.98%, 12/11/2036 (a)	2,000,000	2,019,357
Hilton Grand Vacations, Inc.
Series 2022-1D, Class A, 3.61%, 06/20/2034 (a)	274,756	267,384
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	2,537,382	2,554,807
Series 2024-3A, Class A, 4.98%, 08/27/2040 (a)	1,252,333	1,246,395
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	150,904	144,642
Series 2023-1A, Class A, 4.93%, 10/20/2040 (a)	1,116,723	1,110,159
MVW Owner Trust, Series 2024-2A, Class A, 4.43%, 03/20/2042 (a)	1,967,083	1,924,913
Navient Student Loan Trust
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (a)	441,858	429,828
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	1,992,597	1,780,692
Series 2020-A, Class A2A, 2.46%, 11/15/2068 (a)	449,373	429,332
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	2,766,445	2,616,680
Series 2020-CA, Class A2A, 2.15%, 11/15/2068 (a)	409,358	382,791
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	9,502,083	8,687,118
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	451,303	414,313
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	356,025	325,246
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	632,785	594,137
Series 2021-1A, Class A1A, 1.31%, 12/26/2069 (a)	1,086,127	942,680
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	448,883	401,922
Series 2021-BA, Class A, 0.94%, 07/15/2069 (a)	1,560,604	1,403,086
Series 2022-A, Class A, 2.23%, 07/15/2070 (a)	8,536,759	7,564,945
Series 2022-BA, Class A, 4.16%, 10/15/2070 (a)	12,740,949	12,261,795
Series 2023-A, Class A, 5.51%, 10/15/2071 (a)	7,103,792	7,177,402
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	12,582,654	12,673,622
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/2035 (a)	2,700,000	2,681,716
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class B, 3.44%, 09/15/2027	933,786	930,105
Series 2022-4, Class B, 4.42%, 11/15/2027	2,551,785	2,546,781
Series 2023-3, Class A3, 5.61%, 10/15/2027	1,842,043	1,847,677
Series 2023-3, Class B, 5.61%, 07/17/2028	1,250,000	1,260,012
Series 2023-4, Class A2, 6.18%, 02/16/2027	828,916	829,994
Series 2024-2, Class A2, 5.80%, 09/15/2027	3,824,430	3,831,791
Series 2024-2, Class B, 5.78%, 07/16/2029	2,220,000	2,260,401
Series 2024-3, Class A2, 5.91%, 06/15/2027	3,202,312	3,215,712
Series 2024-4, Class A2, 5.41%, 07/15/2027	2,766,716	2,774,837
SLM Student Loan Trust, Series 2004-3A, Class A6B, 6.00% (90 day avg SOFR US + 0.81%), 10/25/2064 (a)	940,606	939,107
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.43%, 02/17/2032 (a)	87,836	87,593
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (a)	54,532	54,409
Series 2017-A, Class A2A, 2.88%, 09/15/2034 (a)	620,131	613,150
Series 2017-B, Class A2A, 2.82%, 10/15/2035 (a)	618,543	607,183
Series 2018-A, Class A2A, 3.50%, 02/15/2036 (a)	1,091,099	1,069,722
Series 2018-B, Class A2A, 3.60%, 01/15/2037 (a)	310,263	306,391
Series 2018-C, Class A2A, 3.63%, 11/15/2035 (a)	444,183	435,251
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	671,147	659,089
Series 2020-A, Class A2A, 2.23%, 09/15/2037 (a)	2,675,059	2,536,146
Series 2020-B, Class A1A, 1.29%, 07/15/2053 (a)	1,185,593	1,101,165
Series 2021-A, Class A2A2, 5.24% (1 mo. Term SOFR + 0.84%), 01/15/2053 (a)	508,506	502,897
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	2,369,298	2,099,108
Series 2021-E, Class A1A, 1.68%, 02/15/2051 (a)	1,596,494	1,471,432
Series 2022-C, Class A1A, 4.48%, 05/16/2050 (a)	1,999,015	1,960,543
Series 2023-C, Class A1A, 5.67%, 11/15/2052 (a)	2,249,965	2,263,928
Series 2024-A, Class A1A, 5.24%, 03/15/2056 (a)	6,416,584	6,448,545
Series 2024-C, Class A1A, 5.50%, 06/17/2052 (a)	7,192,562	7,245,472
Series 2024-F, Class A1A, 5.06%, 03/16/2054 (a)	10,270,328	10,148,665
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048 (a)	573,489	544,299
Series 2020-A, Class A2FX, 2.54%, 05/15/2046 (a)	841,477	794,424
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	5,646,000	5,715,396
Toyota Auto Receivables Owner Trust
Series 2021-C, Class A3, 0.43%, 01/15/2026	201,874	201,005
Series 2023-C, Class A2A, 5.60%, 08/17/2026	324,539	325,144
Verizon Master Trust
Series 2023-3, Class A, 4.73%, 04/21/2031 (a)	6,900,000	6,923,618
Series 2024-2, Class A, 4.83%, 12/22/2031 (a)	4,150,000	4,162,653
Series 2024-6, Class A1A, 4.17%, 08/20/2030	4,300,000	4,240,117
Series 2024-7, Class A, 4.35%, 08/20/2032 (a)	11,000,000	10,779,222
TOTAL ASSET-BACKED SECURITIES (Cost $234,954,512)		233,699,031

COLLATERALIZED LOAN OBLIGATIONS - 4.9%	Par	Value
Aimco CDO, Series 2019-10A, Class ARR, 6.04% (3 mo. Term SOFR + 1.41%), 07/22/2037 (a)	10,000,000	10,034,778
AIMCO CLO Series 2018-B, Series 2018-BA, Class ARR, 6.15% (3 mo. Term SOFR + 1.50%), 04/16/2037 (a)	7,000,000	7,030,503
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.74% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	5,198,441	5,206,002
Carlyle Group, Inc., Series 2014-3RA, Class A2, 6.43% (3 mo. Term SOFR + 1.81%), 07/27/2031 (a)	2,000,000	2,004,835
CarVal CLO
Series 2018-1A, Class BR, 6.50% (3 mo. Term SOFR + 1.85%), 07/16/2031 (a)	6,100,000	6,101,622
Series 2019-2A, Class AR, 5.99% (3 mo. Term SOFR + 1.37%), 07/20/2032 (a)	1,993,749	1,996,793
Series 2022-1A, Class A1, 6.13% (3 mo. Term SOFR + 1.51%), 04/21/2034 (a)	4,000,000	4,008,755
Dryden Senior Loan Fund
Series 2015-40A, Class BR2, 6.17% (3 mo. Term SOFR + 1.65%), 08/15/2031 (a)	9,250,000	9,262,252
Series 2017-49A, Class AR, 5.84% (3 mo. Term SOFR + 1.21%), 07/18/2030 (a)	1,067,140	1,069,134
Series 2017-53A, Class B, 6.32% (3 mo. Term SOFR + 1.66%), 01/15/2031 (a)	1,500,000	1,501,914
Series 2018-55A, Class C, 6.82% (3 mo. Term SOFR + 2.16%), 04/15/2031 (a)	1,000,000	1,001,946
Series 2018-58A, Class B, 6.41% (3 mo. Term SOFR + 1.76%), 07/17/2031 (a)	2,000,000	2,002,032
Series 2018-58A, Class C, 6.71% (3 mo. Term SOFR + 2.06%), 07/17/2031 (a)	2,000,000	2,007,000
Series 2018-64A, Class B, 6.29% (3 mo. Term SOFR + 1.66%), 04/18/2031 (a)	1,600,000	1,604,376
Elmwood CLO Ltd., Series 2021-3A, Class BR, 6.37% (3 mo. Term SOFR + 1.75%), 04/20/2034 (a)	5,000,000	5,021,014
Flatiron CLO Ltd., Series 2019-1A, Class BR, 6.30% (3 mo. Term SOFR + 1.81%), 11/16/2034 (a)	1,000,000	1,002,565
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 5.81% (3 mo. Term SOFR + 1.15%), 10/15/2031 (a)	1,310,609	1,312,632
Series 2019-22A, Class ARR, 5.91% (3 mo. Term SOFR + 1.25%), 07/15/2036 (a)	3,000,000	3,029,367
Series 2020-25A, Class A, 6.09% (3 mo. Term SOFR + 1.46%), 01/25/2032 (a)	2,951,103	2,957,310
Series 2020-27A, Class BR, 6.43% (3 mo. Term SOFR + 1.81%), 10/20/2034 (a)	2,300,000	2,303,472
Neuberger Berman CLO Ltd.
Series 2013-15A, Class A1R2, 5.84% (3 mo. Term SOFR + 1.18%), 10/15/2029 (a)	1,962,136	1,964,524
Series 2022-49A, Class BR, 6.18% (3 mo. Term SOFR + 1.55%), 07/25/2035 (a)	3,000,000	3,005,116
OCP CLO Ltd.
Series 2019-16A, Class AR, 5.94% (3 mo. Term SOFR + 1.26%), 04/10/2033 (a)	4,692,508	4,703,447
Series 2023-29A, Class BR, 0.00% (3 mo. Term SOFR + 1.55%), 01/20/2036 (a)	7,750,000	7,759,688
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 5.98% (3 mo. Term SOFR + 1.36%), 07/20/2030 (a)	46,320	46,335
Series 2018-2A, Class A1R, 6.18% (3 mo. Term SOFR + 1.53%), 04/16/2037 (a)	2,750,000	2,762,294
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A2, 6.03% (3 mo. Term SOFR + 1.51%), 05/20/2029 (a)	5,735,472	5,740,565
Series 2021-3A, Class A2, 6.28% (3 mo. Term SOFR + 1.66%), 07/20/2029 (a)	4,500,000	4,508,783
Series 2021-4A, Class A2, 6.32% (3 mo. Term SOFR + 1.66%), 10/15/2029 (a)	9,700,000	9,723,273
Series 2022-3A, Class A1AR, 5.76% (3 mo. Term SOFR + 1.10%), 04/15/2031 (a)	5,019,827	5,026,944
Series 2022-4A, Class A2R, 5.93% (3 mo. Term SOFR + 1.30%), 07/24/2031 (a)	6,000,000	6,004,814
Series 2024-1A, Class A1, 6.16% (3 mo. Term SOFR + 1.05%), 10/15/2032 (a)	7,250,000	7,266,362
Series 2024-1A, Class A2, 6.56% (3 mo. Term SOFR + 1.45%), 10/15/2032 (a)	5,950,000	5,958,199
Series 2024-2A, Class A2, 5.90% (3 mo. Term SOFR + 1.45%), 01/15/2033 (a)	12,700,000	12,715,224
TIAA CLO Ltd., Series 2018-1A, Class A2R, 6.37% (3 mo. Term SOFR + 1.75%), 01/20/2032 (a)	2,000,000	2,004,422
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $149,251,247)		149,648,292

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%	Par	Value
JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1, 5.59%, 02/25/2064 (a)(b)	4,500,000	4,506,171
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM5, Class A1, 5.65%, 10/25/2069 (a)(d)	9,000,000	9,012,758
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,499,884)		13,518,929

U.S. GOVERNMENT AGENCY ISSUES - 0.3%	Par	Value
SBA Office of Investments and Innovation, Series 2024-10A, Class 1, 5.04%, 03/10/2034	9,172,975	9,118,593
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $9,172,975)		9,118,593

TOTAL INVESTMENTS - 98.9% (Cost $3,130,033,583)		3,045,903,285
Other Assets in Excess of Liabilities - 1.1%		34,611,123
TOTAL NET ASSETS - 100.0%		$3,080,514,408

two	–%
Percentages are stated as a percent of net assets.	–%

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05 - 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $564,555,050 or 18.3% of the Fund’s net assets.

(b)	To-be-announced security.
(c)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.